FAIR VALUE MEASUREMENTS - Reconciliation of warrant liability measured at fair value on recurring basis (Details 2) - Warrant Liability - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liability balance	$ 5,760	$ 607,199	$ 225,000
Fair value of warrants issued during the period			407,200
Fair value of warrants whose anti-dilution provisions expired during the period	$ (5,760,000)	(549,999)
Decrease in the fair value of warrant liability, included in net loss		(51,440)	(25,001)
Warrant liability balance		$ 5,760	$ 607,199